Summary Prospectus Supplement	February 1, 2016

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Summary Prospectuses each dated February 28, 2015

The section Your fund’s management is supplemented to reflect that each fund’s portfolio managers are now D. William Kohli, Michael Salm and Paul Scanlon.

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